RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

See Note 4 for a discussion of the Bridge Agreement entered into with related parties.

See Note 5 for a discussion of the related party Settlement Agreement entered into with Maxim.

See Note 6 for a discussion of related party Placement Agent Agreement with Maxim.

See Note 5 for a discussion of the related party Settlement Agreement entered into with Sponsor. In addition, included in the Company’s accrued liabilities as of June 30, 2024 are $100,557 in administrative and other fees due to the Sponsor arising prior to, or in connection with the closing of the Business
Combination.

NOTE 7 – RELATED PARTY TRANSACTIONS

From time to time, related parties make payments on the Company’s behalf or advance cash to the Company for operating costs which require repayment. Such transactions are considered short-term advances and non-interest bearing. During the years ended December 31, 2023 and 2022, the Company’s Founder and Executive Chairman advanced a total of $0 and $42,000, respectively, to the Company in the form of a non-interest-bearing loan, and the company repaid $0 and $242,196 of these advances, respectively. As of December 31, 2023 and 2022 there were no such advances outstanding.

See Note 4 for discussion of Bridge Agreement entered into with related parties.